INVENTORIES (Details) (USD $) In Thousands, unless otherwise specified	Oct. 27, 2013	Oct. 28, 2012
INVENTORIES
Finished products	$ 544,858	$ 494,298
Raw materials and work-in-process	248,411	267,877
Materials and supplies	174,708	188,346
Total	$ 967,977	$ 950,521